(Loss) Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
(Loss) Earnings Per Share [Abstract]
Schedule of Basic and Diluted (Loss) Earnings Per Share

Basic and diluted (loss) earnings per share is calculated as follows:

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

Numerator:
Net loss from continuing operations attributable to Class A and Class B ordinary shareholders	(11,489)	(13,851)	(40,033)
Denominator:
Denominator for basic loss per share:
Weighted average number of Class A and Class B ordinary shares outstanding
—basic	53,873,945	50,029,676	193,836,988
—diluted	53,873,945	50,029,676	193,836,988
Basic loss from continuing operations per ADS	(53.31)	(69.21)	(51.63)
Diluted loss from continuing operations per ADS	(53.31)	(69.21)	(51.63)

Numerator:
Net income (loss) from discontinued operations attributable to Class A and Class B ordinary shareholders	20,415	(572,691)	1,758,922
Denominator:
Denominator for basic earnings/(loss) per share:
Weighted average number of Class A and Class B ordinary shares outstanding
—basic	53,873,945	50,029,676	193,836,988
—diluted	53,873,945	50,029,676	193,836,988
Basic earnings(loss) from discontinued operations per ADS	94.74	(2,861.76)	2,268.56
Diluted earnings(loss) from discontinued operations per ADS	94.74	(2,861.76)	2,268.56